Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS
Pursuant to Item 402(x) of Regulation
S-K
we are required to disclose certain information relating
t
o our equity grant practices specifically pertaining to certain stock appreciation rights or stock options. Since we do not grant stock appreciation rights or stock options, we have not adopted any such policy.
The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The compensation committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false